Fees Summary	Jul. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,635,686,734.27
Previously Paid Amount	0
Total Fee Amount	1,169,023.64
Total Offset Amount	0
Net Fee	$ 1,169,023.64